Condensed Consolidated Interim Statements of Changes in Shareholders' (Deficiency) Equity - Class of Stock [Domain] - USD ($)		Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Mar. 31, 2012		$ (183,721)		$ 5	[1]	$ 16,238	$ (200,407)	$ 443
Balance (in shares) at Mar. 31, 2012	[1]			9,000,000
Share issue costs		(34,583)		$ (34,583)		0	0	0
Issuance of common shares for cash		1,486,980		$ 1,486,980		0	0	0
Issuance of common shares for cash (in shares)				2,525,000
Issuance of common shares for services		117,192		$ 117,192	[2]	0	0	0
Issuance of common shares for services (in shares)	[2]			200,000
Cancellation of common shares issued to founders		0		$ 0		0	0	0
Cancellation of common shares issued to founders (in shares)				(250,000)
Net loss for the period		(937,059)		$ 0		0	(937,059)	0
Foreign currency translation		23,013		0		0	0	23,013
Balance at Mar. 31, 2013		471,822		$ 1,569,594		16,238	(1,137,466)	23,456
Balance (in shares) at Mar. 31, 2013				11,475,000
Net loss for the period		(1,428,555)
Foreign currency translation		(553)
Balance at Dec. 31, 2013		(710,982)	$ 0	$ 36,622		1,736,247	(2,506,754)	22,903
Balance (in shares) at Dec. 31, 2013			1	36,621,885
Balance at Mar. 31, 2013		471,822		$ 1,569,594		16,238	(1,137,466)	23,456
Balance (in shares) at Mar. 31, 2013				11,475,000
Share issue costs		(7,329)		$ (7,329)		0	0	0
Issuance of common shares for cash		96,320		$ 96,320		0	0	0
Issuance of common shares for cash (in shares)				166,667
Relative fair value of options issued and contributed capital from shareholders		98,046		$ 0		98,046	0	0
Net loss for the period		(1,451,769)		0		0	(1,451,769)	0
Foreign currency translation		18,284		0		0	0	18,284
Balance at Mar. 31, 2014		(774,626)	$ 0	$ 36,622		1,736,247	(2,589,235)	41,740
Balance (in shares) at Mar. 31, 2014			1	36,621,885
Balance at Dec. 31, 2013		(710,982)	$ 0	$ 36,622		1,736,247	(2,506,754)	22,903
Balance (in shares) at Dec. 31, 2013			1	36,621,885
Net loss for the period		(82,481)	$ 0	$ 0		0	(82,481)	0
Foreign currency translation		18,837	0	0		0	0	18,837
Balance at Mar. 31, 2014		(774,626)	$ 0	$ 36,622		1,736,247	(2,589,235)	41,740
Balance (in shares) at Mar. 31, 2014			1	36,621,885
Balance at Dec. 31, 2013		(710,982)	$ 0	$ 36,622		1,736,247	(2,506,754)	22,903
Balance (in shares) at Dec. 31, 2013			1	36,621,885
Balance at Dec. 31, 2014		(50,439)	$ 0	$ 49,737		4,936,456	(5,053,982)	17,350
Balance (in shares) at Dec. 31, 2014			1	49,737,096
Balance at Mar. 31, 2014		(774,626)	$ 0	$ 36,622		1,736,247	(2,589,235)	41,740
Balance (in shares) at Mar. 31, 2014			1	36,621,885
Share issue costs		(11,609)	$ 0	$ 0		(11,609)	0	0
Issuance of common shares for cash		2,616,062	$ 0	$ 10,792		2,605,270	0	0
Issuance of common shares for cash (in shares)			0	10,792,335
Shares issues on conversion of loans		239,746	$ 0	$ 1,012		238,734	0	0
Shares issues on conversion of loans (in shares)			0	1,012,142
Beneficial conversion feature		27,677	$ 0	$ 0		27,677	0	0
Shares issued on exercise of stock options		228,875	$ 0	$ 1,311	[3]	227,564	0	0
Shares issued on exercise of stock options (in shares)			0	1,310,734	[3]
Share compensation expense		112,573	$ 0	$ 0		112,573	0	0
Net loss for the period		(2,464,747)	0	0		0	(2,464,747)	0
Foreign currency translation		(24,390)	0	0		0	0	(24,390)
Balance at Dec. 31, 2014		(50,439)	$ 0	$ 49,737		4,936,456	(5,053,982)	17,350
Balance (in shares) at Dec. 31, 2014			1	49,737,096
Effect of the Acquisition Transaction		0	$ 0	$ 6,000		(6,000)	0	0
Effect of the Acquisition Transaction (in shares)			0	6,000,000
Shares issued on private placement		7,871,601	$ 0	$ 9,840		7,861,761	0	0
Shares issued on private placement (in shares)			0	9,839,500
Share issue costs		(1,087,020)	$ 0	$ 0		(1,087,020)	0	0
Share compensation expense		371,637	$ 0	$ 263		371,374	0	0
Share compensation expense (in shares)			0	262,904
Net loss for the period		(1,246,673)	$ 0	$ 0		0	(1,246,673)	0
Foreign currency translation		24,779	0	0		0	0	24,799
Balance at Mar. 31, 2015		$ 5,883,905	$ 0	$ 65,840		$ 12,076,571	$ (6,300,655)	$ 42,149
Balance (in shares) at Mar. 31, 2015			1	65,839,500

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[3]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.